Summary of Significant Accounting Policies 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (SEC). Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. All intercompany transactions have been eliminated in consolidation. See Note 3 for more information about the accounting for the BCA and impact on the condensed consolidated financial statements. Certain prior period amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.
Unaudited Interim Financial Information
The accompanying condensed consolidated balance sheet as of June 30, 2026, and the condensed consolidated statements of operations and comprehensive loss, convertible preferred stock and stockholders’ deficit, for the three and six months ended June 30, 2026 and 2025 and cash flows for the six months ended June 30, 2026 and 2025 (collectively referred to as the “condensed consolidated financial statements”), and the financial data and other financial information disclosed in the notes to the condensed consolidated financial statements are unaudited. The unaudited condensed consolidated financial statements have been prepared on a basis consistent with the Company’s audited annual financial statements and, in the opinion of management, reflect all adjustments, consisting solely of normal recurring adjustments, necessary for the fair presentation of the Company’s financial position as of June 30, 2026 and the results of its operations for the three and six months ended June 30, 2026 and 2025. The results for the three and six months ended June 30, 2026 are not necessarily indicative of results to be expected for the full year ending December 31, 2026, any other interim periods, or any future year or period. These condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements for the years ended December 31, 2025 and 2024 included in its Form
S-4
filed with the SEC on April 9, 2026.
Revenue
The Company recognizes revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services.
The Company’s revenue comprises two primary streams:
Health and Wellness Products and Services – DTC Revenue. Revenue from online sales of non-prescription
health and wellness products is recognized at a point in time upon transfer of control to the customer, which generally occurs upon delivery. The Company also offers prescription-based hormone therapy, peptide, and longevity protocols through arrangements with independently licensed third-party telehealth providers, who hold the clinical relationship with, and are responsible for prescribing to, the patient. Because the Company arranges for these clinical services to be provided by another party and does not control the service before it is transferred to the patient, the Company acts as an agent rather than a principal with respect to the clinical component of these arrangements under ASC 606, and recognizes the associated revenue on a net basis (the amount retained by the Company) over the applicable service period. Revenue from the related product component of these arrangements is recognized gross, at the point in time control of the product transfers to the customer, consistent with the Company’s other non-prescription
product sales.
Sponsorship and Media Partnership Revenue. The Company enters into multi-element sponsorship agreements with corporate partners of the Enhanced Games, providing a bundle of content, streaming, branding, activation, hospitality, and other event-related and ongoing rights. Management evaluates the promised goods and services in each arrangement and typically identifies two distinct performance obligations: (i) deliverables concentrated at or around a specific Event, which are recognized at the point in time, or over the short duration, that the Event-related deliverables are transferred, and (ii) ongoing brand association, exclusivity, and distribution rights, which are stand-ready obligations satisfied over time and recognized ratably over the contract term. Because standalone selling prices are not directly observable for these rights, the Company allocates the transaction price between the two performance obligations using an adjusted market assessment approach, informed by third party statistics of the event, relative audience and impression value, rate-card data, and comparable-transaction evidence, which requires management judgment.

Consideration under sponsorship agreements may be received in cash, in a fixed dollar amount of equity securities of the sponsor, or in the form of advertising, marketing, or other services provided by the sponsor.
Non-cash
consideration is measured at fair value at contract inception in accordance with ASC 606, rather than at the face or stated value of such consideration; that fair value determination often requires significant estimates and judgment, including as to the value of restricted or thinly-traded securities and of advertising or marketing inventory for which observable market rates may be limited. Where a sponsor’s consideration is settled in the sponsor’s equity securities, the Company records a receivable for the shares and, upon receipt, an investment in equity securities carried at fair value under ASC 321, separately from revenue. Because such arrangements are typically denominated as a fixed dollar amount to be settled in shares, subsequent changes in the sponsor’s share price do not affect the transaction price recognized as revenue. Where a sponsor’s consideration is received in the form of goods or services, the Company evaluates, in its capacity as a purchaser of those goods or services, whether the related spend represents consideration payable to a customer under ASC 606. Because the goods or services received in these arrangements are distinct from, and are not paid for in excess of the fair value of, the sponsorship rights granted, such arrangements are presented gross – as revenue for the sponsorship rights provided and as marketing or other operating expense for the goods or services received – rather than as a reduction of revenue. The related expense is recognized as the underlying products or services are delivered or consumed, which may differ in timing from the Company’s recognition of the related sponsorship revenue, with any such difference reflected in contract asset, contract liability, or prepaid expense balances, as applicable. Amounts received or contractually committed to be received prior to satisfaction
of the related performance obligation are recorded as deferred revenue at fair value.
Games, athlete and event operating costs
Games, athlete and event costs primarily include costs associated with our athletes, science as well as venue and event costs related to the production of the Enhanced Games. Athlete costs include monthly stipends and benefits as well as world record bonuses and prize money incurred during the Enhanced Games. Science costs include costs related to the Clinical Research Study. Venue and event related costs include costs related to the temporary construction of the Enhanced Games complex as well as all hospitality related costs of running the Enhanced Games.
Selling, general and administrative Expenses
Selling, general and administrative expenses primarily include stock based compensation, personnel costs as well as rent, travel, professional service costs, marketing and overhead required to support operations. Marketing expenses represent costs incurred to promote the Company’s brand and initiatives within the global sports and entertainment industry. These expenses include third-party marketing and consulting costs, digital and social-media advertising, content production, and market research activities.
Transaction Expenses
Transaction expenses consist of direct, incremental costs incurred in connection with the Business Combination including advisory and investment banking fees, legal fees, accounting fees, and other professional service fees, and regulatory filing fees.
Property and Equipment, Net
Property and equipment are recorded at historical cost, less accumulated depreciation. Depreciation is calculated using the straight-line method based upon the estimated useful lives of the assets, which best reflects the pattern of use. The estimated useful lives by asset category are as follows: temporary competition pools and tracks, 3 to 5 years, reflecting their portable and removable nature and expected utilization across multiple Enhanced Games event cycles; fitness equipment, 5 years; computer equipment, 3 years; and furniture
and

fixtures, 5 to 7 years. The Company tests for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, in accordance with ASC 360, Property, Plant, and Equipment. An impairment loss is recognized when the carrying amount of the asset exceeds the sum of the undiscounted future cash flows expected to result from the use and eventual disposition of the asset, and is measured as the amount by which the carrying amount exceeds the asset’s fair value.
Repairs and maintenance are expensed as incurred. Expenditures that increase the value or productive capacity of assets are capitalized. When property and equipment are retired, sold, or otherwise disposed of, the asset’s carrying amount and related accumulated depreciation are removed from the accounts and any gain or loss is included within operating expenses in the Consolidated Statements of Operations.
Software Development Costs
The Company capitalizes costs to develop
internal-use
software in accordance with ASC
350-40,
Intangibles — Goodwill and Other —
Internal-Use
Software. Effective January 1, 2026, the Company early adopted ASU
No. 2025-06,
Targeted Improvements to the Accounting for
Internal-Use
Software, which eliminates the previous development-stage model and instead requires capitalization to begin when management authorizes and commits to funding the project and it is probable that the project will be completed and the software used to perform its intended function, provided no significant development uncertainty exists. Costs incurred before these criteria are met — including evaluating software alternatives, determining system requirements, vendor selection, training, and data conversion — are expensed as incurred.
Capitalized
internal-use
software costs are included within property and equipment, net, and amortized on a straight-line basis over the software’s estimated useful life, generally three
to five years, commencing when the software is ready for its intended use. Costs of upgrades and enhancements that result in additional functionality are capitalized, while other costs incurred after the software is ready for use (such as maintenance and ongoing operations) and marketing and promotional costs are expensed as incurred. The Company reviews capitalized software for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable, in accordance with ASC 360, Property, Plant, and Equipment; no impairments were recorded for the periods ended June 30, 2026 and December 31, 2025. The Company adopted ASU
2025-06
prospectively, and adoption did not have a material effect on its condensed consolidated financial statements.
Deferred Offering Costs
The Company has incurred deferred offering costs in connection with the BCA and recognized $7.1 million and $4.0 million in deferred offering costs as of March 31, 2026 and December 31, 2025, respectively. Deferred offering costs incurred through March 31, 2026 balance sheet date consisted of legal fees and other costs that are directly attributable and incremental to the BCA.
Upon consummation of the Business Combination, $3.0 million of deferred offering costs were offset against the proceeds received and charged against additional paid-in
capital. To the extent that net proceeds were insufficient to absorb the full amount of deferred offering costs, the excess of $4.1 million was recognized as an expense as transaction expenses in the consolidated statement of operations in the three months ended June 30, 2026.
Simple Agreements for Future Equity Liabilities
In 2025, immediately prior to signing the BCA, the Company entered an equity private placement, issuing Simple Agreements for Future Equity (“SAFEs”) to investors for an aggregate amount of approximately $40 million. As of December 31, 2025, the Company received approximately $29.7 million of the anticipated $40 million raise. The remaining $10.3 million was received in March 2026. Each SAFE entitled investors, upon consummation of the BCA, to receive Enhanced common shares based on their investment amount, the Company’s post-money valuation cap of $1.2 billion, and fully diluted capitalization. These common shares were then exchanged for Enhanced Group Class A common stock, reflecting investors’ pro rata ownership. Upon the closing of the Business Combination on May 7, 2026, the SAFEs converted into 4,001,682 shares of Class A common stock and warrants to purchase 2,000,841 shares of Class A common stock. SAFE investors received one warrant for every two shares acquired, exercisable for two years. Refer to Note 7, Convertible Preferred Stock and Stockholders’ Deficit, for additional information on the Company’s convertible preferred stock.
The Company recorded subsequent changes in fair value in changes in fair value of SAFEs in the statements of operations and comprehensive loss. Debt issuance costs related to the SAFEs are expensed in the period incurred. Upon the May 7, 2026 closing of the Business Combination with A Paradise Acquisition Corp., the SAFE liability was extinguished and automatically converted into 4,001,682 shares of Class A Common Stock and 2,000,841 issued Common Warrants. The Company evaluated the SAFE Warrants under ASC
815-40
and determined they qualify for equity classification. Consequently, the extinguished SAFE liability was allocated between the Class A shares and the Warrants based on their relative fair values at the conversion date. Using a Monte Carlo simulation to estimate the fair value of the Warrants, the Company allocated $32.8 million to Class A Common Stock (including par value and additional paid-in
capital) and $7.2 million to additional
paid-in
capital for the Common Warrants.
Recently Issued Accounting Pronouncements
In September 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2025-06,
Intangibles - Goodwill and Other -
Internal-Use
Software (Subtopic
350-40):
Targeted Improvements to the Accounting for
Internal-Use
Software. ASU
2025-06
eliminates the project-stage framework that previously governed the accounting for costs to develop or obtain internal-use
software – the preliminary-project, application-development, and post-implementation/operation stages – and replaces it with a single recognition threshold. Under that threshold, capitalization begins only when (i) management, with the relevant authority, has authorized and committed to funding the software project, and (ii) it is probable that the project will be completed and the software will be used to perform the function intended. ASU
2025-06
is effective for annual periods beginning after December 15, 2027, with early adoption permitted as of the beginning of an annual reporting period. The Company early adopted ASU
2025-06
effective January 1, 2026, the beginning of its 2026 annual reporting period, on a prospective basis to internal-use
software costs incurred on or after that date. The Company did not have internal-use
software costs previously capitalized under the legacy project-stage model to which the ASU’s transition provisions would otherwise apply, and adoption did not result in a cumulative-effect adjustment. The costs discussed relating to the Company’s Games App development project were evaluated, and where appropriate capitalized, under the single recognition threshold introduced by ASU
2025-06.
In July 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2025-05
, Measurement of Credit Losses for Accounts Receivable and Contract Assets. ASU
2025-05
amends ASC 326, Financial Instruments-Credit Losses, and introduces a practical expedient available for all entities and an accounting policy election available for all entities, other than public business entities, that elect the practical expedient. These changes apply to the estimation of expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue Recognition. Under the practical expedient, entities may assume that current conditions as of the balance sheet date remain unchanged for the remaining life of the asset when developing reasonable and supportable forecasts. This simplifies the estimation process for short-term financial assets. ASU
2025-05
is effective for the Company’s annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU
2025-05
should be applied on a prospective basis. The Company adopted ASU
2025-05
effective January 1, 2026 on a prospective basis. As of the adoption date, the Company had no accounts receivable or contract assets within the scope of this standard, and the adoption did not affect the Company’s consolidated financial statements. The Company has since recognized contract assets, as described in Note 4, Revenue and Segment Information, which are within the scope of ASU
2025-05,
and applies the guidance in evaluating expected credit losses on that balance
.

In November 2024, the FASB issued ASU
No. 2024-03,
“Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses” which includes amendments that require disclosure in the notes to condensed consolidated financial statements of specified information about certain costs and expenses. The amendments are effective for the Company’s annual periods after December 15, 2026, with early adoption permitted, and should be applied either prospectively or retrospectively. The
Company
is in the process of evaluating this ASU to determine its impact on the Company’s disclosures.

2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted (“GAAP”) in the United States. Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) promulgated by the Financial Accounting Standards Board (“FASB”).
Reclassifications
As a result of material athlete expenses recorded during the year ended December 31, 2025, and to conform to the current year presentation in the consolidated statements of operations and comprehensive loss, the Company has reclassified $204,071 from marketing to athlete for the year ended December 31, 2024.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Changes in estimates and assumptions are reflected in reported results in the period in which they become known. Actual results could differ from those estimates. Management considers many factors in selecting appropriate financial accounting policies and controls, and in developing the estimates and assumptions that are used in the preparation of these financial statements. Management must apply significant judgment in this process. In addition, other factors may affect estimates, including expected business and operational changes, sensitivity and volatility associated with the assumptions used in developing estimates, and whether historical trends are expected to be representative of future trends. The estimation process often may yield a range of potentially reasonable estimates of the ultimate future outcomes, and management must select an amount that falls within that range of reasonable estimates. The estimates and assumptions used do not have a material effect on the financial statements for the periods presented.
The Company considers the assumptions and estimates associated with stock-based compensation to have the most significant impact on our financial statements.
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents.
Deferred Offering Costs
The Company has incurred deferred offering costs in connection with the proposed BCA and recognized $4.0 million in deferred offering costs as of December 31, 2025. Deferred offering costs incurred through December 31, 2025 balance sheet date consisted of legal fees and other costs that are directly attributable and incremental to the proposed BCA. No deferred offering costs were incurred or recognized by the Company as of December 31, 2024.
Should the proposed BCA prove to be unsuccessful, deferred costs, as well as additional expenses to be incurred, will be charged to operations.
Accrued Expenses
As part of the process of preparing financial statements, the Company is required to estimate accrued expenses. This process involves identifying services that have been performed on the Company’s behalf and estimating the level of services performed and the associated costs incurred for such services where the Company has not yet been invoiced or otherwise notified of actual cost.
In accruing service fees, the Company estimates the time period over which services will be provided and the level of effort in each period. If the actual timing of the provision of services or the level of effort varies from the estimate, the Company adjusts the accrual accordingly. In the event that the Company does not identify costs that have been incurred or it under or overestimates the level of services performed or the costs of such services, its actual expenses could differ from such estimates. The date on which some services commence, the level of services performed on or before a given date and the cost of such services can be subjective determinations. The Company prepares its estimates based on the facts and circumstances known to it at the time.
Property and Equipment, Net
Equipment is stated at cost less accumulated depreciation and amortization. Depreciation is recognized using the straight-line method over the estimated useful lives of the respective assets. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in the statements of operations and comprehensive loss in the period realized. Repairs and maintenance costs are expensed as incurred. The Company’s equipment is comprised of computer equipment and fitness equipment with an estimated useful life of 3 and 5 years, respectively.
Intangible Assets, Net
On October 19, 2023, the Company purchased the rights to the domain “enhanced.com”, from a private party at a purchase price of $30,000. The Company uses the domain as the main landing page and determined that this domain has an indefinite useful life. The Company annually evaluates the recoverability of the indefinite-lived intangible assets for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. To test indefinite-lived intangible assets for impairment, the Company first performs a qualitative assessment to determine if it is more likely than not that the carrying amount of each of its indefinite-lived intangible assets exceeds its fair value.
Based on these qualitative assessments in 2025 and 2024, management did not identify any events or changes in circumstances that would indicate that the carrying amounts of the Company’s intangible assets are not recoverable. The qualitative impairment assessment of the indefinite intangible assets indicated that the fair value of such assets exceeded their carrying value and therefore were not at risk of impairment. Accordingly, no quantitative impairment test was deemed necessary, and no impairment losses were recognized for the years ended December 31, 2025 and 2024.
Impairment of Long-lived Assets
Long-lived assets such as equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment of the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. Fair value is generally determined by discounting the cash flows expected to be generated by the assets when the market prices are not readily available. The Company did not record any impairment of long-lived assets during the years ended December 31, 2025 and 2024.
Related Parties
Entities are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.
General and Administrative Expenses
General and administrative expenses consist primarily of salaries and benefits and stock-based compensation for personnel in our executive, business development, and administrative functions. General and administrative expenses also include legal fees relating to intellectual property and corporate matters, professional fees for accounting, auditing, tax and consulting services, insurance costs, travel, facility related expenses and other operating costs. General and administrative expenses are expensed as incurred.

Marketing Expenses
The Company incurs marketing expenses to promote the Company’s brand, events, initiatives within the global sports and entertainment industry. The Company also includes third-party marketing expenses including market research and marketing consulting.
Advertising
Advertising costs are expensed as incurred and are presented as a component of marketing expenses in the consolidated statements of operations and comprehensive loss. Advertising expenses for the years ended December 31, 2025 and 2024, were $174,629 and $0, respectively.
Athlete Expenses
The Company engages athletes under year-round agreements providing athletes contract and training stipends and incentive bonuses enabling them to focus exclusively on their sport. Athlete costs are expensed as incurred.
Simple Agreements for Future Equity Liabilities
In 2025, immediately prior to the BCA, the Company entered an equity private placement, issuing Simple Agreements for Future Equity (“SAFEs”) to investors for an aggregate amount of approximately $40 million. As of December 31, 2025, the Company received approximately $29.7 million of the anticipated $40 million raise. The remaining $10.3 million has not been received as of the date these financial statements are issued and does not represent an unconditional right to payment. Each SAFE entitles investors, upon consummation of the BCA, to receive Enhanced common shares based on their investment amount, the Company’s post-money valuation cap of $1.2 billion, and fully diluted capitalization. These common shares will then be exchanged for Enhanced Group Class A common stock, reflecting investors’ pro rata ownership. Additionally, SAFE investors will receive one warrant for every two shares acquired, exercisable for two years if the business combination is consummated. If the business combination does not close, SAFE investors would become shareholders of Enhanced Ltd.
The Company issued Simple Agreements for Future Equity (“SAFEs”) in 2023 and 2024 as part of its early-stage equity financing. The SAFEs convert into equity upon certain events including but not limited to equity financing, liquidity event such as a change of control or IPO, or dissolution event. As of December 31, 2023, $341,999 in SAFEs were outstanding, with an additional $899,999 issued before the Series
A-1
financing on April 5, 2024. All outstanding SAFEs converted into Series
A-1
Preferred Shares at a conversion price of $1.65 per share upon the Equity Financing Event on
April 5, 2024. Refer to Note 5,
Stockholders’ Equity
, for additional information on the Company’s convertible preferred stock.
The SAFEs are recorded as a liability in the consolidated balance sheet and the Company records subsequent changes in fair value in changes in fair value of SAFEs in the statements of operations and comprehensive loss. Debt issuance costs related to the SAFEs are expensed in the period incurred.
Fair Value of Financial Instruments
FASB ASC 820 “Fair Value Measurements and Disclosures” defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. Current assets and current liabilities qualified as financial instruments, and management believes their carrying amounts are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization. The three levels are defined as follows:

•	Level 1: inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2: inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liabilities, either directly or indirectly, for substantially the full term of the financial instruments.

•	Level 3: inputs to the valuation methodology are unobservable and significant to the fair value.
As of the balance sheet dates, the estimated fair values of cash and cash equivalents and SAFEs approximated their carrying values due to the short-term nature of these instruments. Cash and cash equivalents (consisting of U.S. Treasury Bills) are classified as Level 1 inputs under the fair value hierarchy, as they are valued based on quoted market prices in active markets and totaled approximately $
25.3
 million and $
4.0
 million as of December 31, 2025 and 2024, respectively. The Company’s SAFEs are classified as Level 3 inputs, as their valuation involves significant unobservable inputs and management judgment. For SAFEs raised in December 2025, their fair value as of December 31, 2025 approximated their issuance cost which was $
29.7
 million; therefore, no remeasurement was required at
year-end.
Determining which category an asset or liability falls within the hierarchy requires significant judgment, and the Company evaluates the appropriateness of its hierarchy disclosures each reporting period.
During 2024, prior to their conversion, SAFE liabilities were remeasured using Level 3 inputs, resulting in a change in fair value included in the accompanying statements of operations and comprehensive loss.
On
 March 28, 2025, the Company issued
69,710
convertible Series B preferred
shares (the preferred shares of which were retroactively restated as 529,944 common shares)
for $
1
 million, and warrants to purchase
1,772,686
common shares at $
0.01
p
er share, and included a side letter providing additional
tax-related
rights to the investor. The detachable warrants were measured at fair value on using Level 3 inputs. The Company initially measured the detachable warrants based on the fair value on the date of the grant in order to allocate the proceeds received between the convertible Series B preferred shares and the equity classified warrants in proportion to their respective fair values at issuance.
The Company estimated the fair value of the warrants with an exercise price of $0.01 per share, using the Black-Scholes option-pricing model (“OPM”). This model required the use of assumptions to determine the fair value, including:

•
Expected Term
-The expected term represents the period that the warrants are expected to be outstanding. The warrants were eligible to be exercised, in whole or in part, at any time for up to 90 days following the issue date.

•
Expected Volatility
-The Company uses an average historical stock price volatility of comparable public companies that were deemed to be representative of future stock price trends and is approximately 85%.

•
Risk-Free Interest Rate
-The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of grant for zero-coupon
U.S. Treasury notes with maturities approximately equal to the expected term of the awards. The risk-free rate for the expected term of the warrants is
 approximately 4.3%.

•	Expected Dividend -The Company has never paid dividends on our common stock and have no plans to pay dividends on the common stock. Therefore, the Company used an expected dividend yield of zero.
On April 9, 2025, the investor exercised the warrants, providing $2,332 in additional cash consideration, resulting in the issuance of

(1,772,686 shares of common stock, after giving retroactive effect to the Exchange Ratio described in Note 1).
Fair Value of Common Stock
Given the absence of a public trading market for the Company’s common stock, the Company utilized methodologies, approaches, and assumptions consistent with the American Institute of Certified Public Accountants’ Practice Aid: Valuation of Privately Held Company Equity Securities Issued as Compensation to

estimate the fair value of its common stock. In determining the fair value, a number of objective and subjective factors were considered, which include factors such as: contemporaneous valuations performed by independent third-party specialists; the prices at which the Company sold shares of its convertible preferred stock to outside investors in arms-length transactions, and the superior rights, preferences, and privileges of the convertible preferred stock relative to the common stock at the time of each sale; the progress of the Company’s business strategy; external market and other conditions affecting the industry.
Stock-Based Compensation Expense
The Company measures stock-based awards granted to employees and nonemployees based on the fair value on the date of the grant and recognizes stock-based compensation expense of those awards over the requisite service period, which is generally the vesting period of the respective award. The Company applies the straight-line method of expense recognition to all awards with only service-based vesting conditions and accounts for forfeitures as they occur.
The Company estimates the fair value of each stock option grant on the date of grant using the Black-Scholes OPM. This model requires the use of assumptions to determine the fair value of stock-based awards, including:

•
Expected Term
-The expected term represents the period that the stock-based awards are expected to be outstanding. The Company uses the simplified method to determine the expected term, due to the limited history to estimate expected term, which is based on the average of the time-to-vesting
and the contractual life of the options.

•
Expected Volatility
-The Company uses an average historical stock price volatility of comparable pre-revenue
public companies that were deemed to be representative of future stock price trends. The Company continues to utilize comparable public companies as part of this process as there is not sufficient trading history for the common stock. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of the Company’s stock price becomes available.

•
Risk-Free Interest Rate
-The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of grant for zero-coupon
U.S. Treasury notes with maturities approximately equal to the expected term of the awards.

•	Expected Dividend -The Company has never paid dividends on common stock and have no plans to pay dividends on the common stock. Therefore, the Company used an expected dividend yield of zero.
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
A valuation allowance is recorded against deferred tax assets when, based on available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.
The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained on examination by the taxing authorities, based on the technical merits of the position. Income tax amounts are therefore recognized for all situations where the likelihood of realization is greater than 50%.

Changes in recognition or measurement are reflected in income tax expense in the period in which the change in judgment occurs. Accrued interest expense and penalties related to uncertain tax positions are recorded in income tax expense.
Passive Foreign Investment Company
If the Company were determined to be a PFIC for any taxable year, a U.S. Holder would generally be subject to the unfavorable default tax regime unless such holder makes a timely and effective election to treat the Company as a Qualified Electing Fund (QEF) or a
Mark-to-Market
(MTM) election. The Company currently do not intend to provide U.S. Holders with the information necessary to make a QEF Election for any taxable year. However, while the Company has not made a commitment to provide such information, the Company acknowledges that under certain circumstances, such as if the PFIC status is definitive for a particular year, or if required by applicable securities laws or listing standards, the Company may be able to provide the requisite information (including the U.S. Holder’s pro rata
share of the Company’s ordinary earnings and net capital gain) to permit U.S. Holders to make a QEF Election.
Segment information
Operating segments are defined as components of an enterprise for which discrete financial information is regularly reviewed by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing operating performance. The CODM is the Company’s Chief Executive Officer. The measure of segment assets is reported on the consolidated balance sheet as total assets.
The CODM relies on the consolidated financial statements and net loss as presented within this report to evaluate the Company’s financial performance and make key operating decisions. The Company is in an early stage of development, focused on capital raising. Management oversees operations as a single segment for the purposes of allocating resources, assessing performance, and making operating decisions. The key area of focus for the Company’s CODM for allocation of resources is the cash used in operations. These consolidated financial statements provide a comprehensive view of the Company’s overall financial condition, including information on expenses, assets and liabilities. The significant expense categories are consistent with those presented on the face of the consolidated statements of operations and comprehensive loss. The CODM does not receive or use any other segmented or disaggregated financial or any significant expense information for decision making purposes.
Basic and Diluted Net Loss Per Share
The Company calculates basic net loss per share by dividing the net loss by the weighted average number of common shares outstanding during the period, without consideration of potential dilutive securities. Diluted net loss per share is computed by dividing the net loss by the sum of the weighted average number of common shares outstanding during the period plus the dilutive effects of potentially dilutive securities outstanding during the period. Potentially dilutive securities include the Company’s SAFEs and stock options. The Company has generated a net loss for all periods presented, therefore diluted net loss per share is the same as basic net loss per share since the inclusion of potentially dilutive securities would be anti-dilutive.
Recently Issued Accounting Pronouncements
In May 2025, the FASB issued ASU
No. 2025-03,
Business Combinations (Topic 805) and Consolidation (Topic 810)-Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity
(“ASU 2025-03”),
which revises current guidance for determining the accounting acquirer for a transaction effected primarily by exchanging equity interests in which the legal acquiree is a variable interest entity that meets the definition of a business. The amendments require that an entity consider the same factors that are currently required for determining which entity is the accounting acquirer in other acquisition transactions. ASU
2025-03
is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU
2025-03
is required to be applied prospectively. The Company has elected to early adopt ASU
2025-03
as of September 30, 2025. The adoption of
ASU 2025-03
will not have any retrospective impact to the Company’s consolidated financial statements or disclosures.
In November 2024, the FASB issued ASU
No. 2024-03,
Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses which includes amendments that require disclosure in the notes to financial statements of specified information about certain costs and expenses. The amendments are effective for the Company’s annual periods beginning September 1, 2027, with early adoption permitted, and should be applied either prospectively or retrospectively. The Company is in the process of evaluating this ASU to determine its impact on the Company’s disclosures.
In December 2023, the FASB issued ASU
No. 2023-09
(“ASU
2023-09”),
Income Taxes
(Topic 740): Improvements to Income Tax Disclosures to enhance the transparency and usefulness of income tax disclosures.
ASU 2023-09
is effective for annual periods beginning after December 15, 2025, on a prospective basis. The Company has adopted this standard as of December 31, 2025 and applied the new disclosure requirements prospectively to the current annual period. Prior period disclosures have not been adjusted to reflect the new requirements.